Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Description of Business

Evofem is a San Diego-based, commercial-stage biopharmaceutical company committed to developing and commercializing innovative products to address unmet needs in women’s sexual and reproductive health.

The Company’s first commercial product, Phexxi® (lactic acid, citric acid, and potassium bitartrate) vaginal gel (Phexxi), was approved by the U.S. Food and Drug Administration (FDA) on May 22, 2020 and is the first and only FDA-approved, hormone-free, woman-controlled, on-demand prescription contraceptive gel for women. The Company commercially launched Phexxi in September 2020. Phexxi net product sales were $16.8 million in 2022.

Basis of Presentation and Principles of Consolidation

The Company prepared the unaudited interim condensed consolidated financial statements included in this Registration Statement in accordance with accounting principles generally accepted (GAAP) in the United States for interim financial information and the rules and regulations of the Securities and Exchange Commission (SEC) related to quarterly reports on Form 10-Q.

The Company’s financial statements are presented on a consolidated basis, which include the accounts of the Company and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. The unaudited interim condensed consolidated financial statements do not include all information and disclosures required by GAAP for annual audited financial statements and should be read in conjunction with the Company’s consolidated financial statements and notes thereto for the year ended December 31, 2022 included in its Annual Report on Form 10-K as filed with the SEC on April 27, 2023 (the 2022 Audited Annual Financial Statements).

The unaudited interim condensed consolidated financial statements included in this report have been prepared on the same basis as the Company’s audited consolidated financial statements and include all adjustments (consisting only of normal recurring adjustments) necessary for a fair statement of the financial position, results of operations, cash flows, and statements of convertible and redeemable preferred stock and stockholders’ deficit for the periods presented. The results for the three months ended March 31, 2023 are not necessarily indicative of the results expected for the full year. The condensed consolidated balance sheet as of December 31, 2022 was derived from the 2022 Audited Financial Statements.

Reverse Stock Split

On March 15, 2023, the Company’s shareholders approved a reverse stock split between 1-for-20 and not more than 1-for-125 at any time on or prior to March 15, 2024. The Company determined on a ratio of 1-for-125 for the 2023 Reverse Stock Split. On May 18, 2023, the Reverse Stock Split became effective. The interim condensed consolidated financial statements are retrospectively adjusted for this 2023 Reverse Stock Split. See Note 10- Subsequent Events for further discussions on the Reverse Stock Split and other subsequent events.

Risks, Uncertainties and Going Concern

Any disruptions in the commercialization of Phexxi and/or its supply chain could have a material adverse effect on the Company’s business, results of operations and financial condition.

The condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities, in the normal course of business, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.

The Company’s principal operations have been related to research and development, including the development of Phexxi, and to its commercially related sales and marketing efforts. Additional activities have included raising capital, identifying alternative manufacturing to lower the cost of goods sold (COGS), seeking ex-U.S. licensing partners to add non-dilutive capital to the balance sheet, and establishing and maintaining a corporate infrastructure to support a commercial product. The Company has incurred operating losses and negative cash flows from operating activities since inception. In the first quarter of 2023, as described in Note 4- Debt and Note 8- Stockholders’ Deficit, the Company received gross proceeds of approximately $1.6 million, in aggregate, from the sale and issuance of senior subordinated convertible notes and warrants in three closings. As of March 31, 2023, the Company had cash and cash equivalents of $0.6 million, $0.9 million in restricted cash from the Adjuvant Notes (as defined in Note 4- Debt) that is available for use, a working capital deficit of $63.3 million and an accumulated deficit of $941.0 million.

Effective October 3, 2022, the Company’s common stock is listed on the OTC Venture Market (the OTCQB) of the OTC Markets Group, Inc., a centralized electronic quotation service for over-the-counter securities, under the symbol “EVFM.” The OTCQB imposes, among other requirements, a minimum $0.01 per share bid price requirement (the Bid Price Requirement) for continued inclusion on the OTCQB. The closing bid price for the Company’s common stock must remain at or above $0.01 per share to comply with the Bid Price Requirement for continued listing.

In October 2022, the Company reported that its Phase 3 clinical trial (EVOGUARD) did not achieve its efficacy endpoints. The Company has discontinued investment in this development program.

In March 2023, the Company received a Notice of Event of Default and Reservation of Rights (the Notice of Default) from Baker Bros claiming that the Company has failed to maintain the required shares reserved amount per the Third Baker Amendment as defined in Note 4- Debt. In addition, the Notice of Default resulted in a cross default under all outstanding debt.

Management’s plans to meet the Company’s cash flow needs in the next 12 months include generating recurring product revenue, restructuring its current payables, curing the event of default under its debt arrangements, and obtaining additional funding such as through the issuance of its capital stock, non-dilutive financings, or through collaborations or partnerships with other companies, including license agreements for Phexxi in foreign markets.

While the Company has increased net product sales in each consecutive fiscal year since the launch of Phexxi in September 2020, the Company anticipates it will continue to incur net losses for the foreseeable future. According to management estimates, liquidity resources as of March 31, 2023 are not sufficient to maintain the Company’s cash flow needs for the twelve months from the date of issuance of these condensed consolidated financial statements.

If the Company is not able to obtain the required funding, through a significant increase in revenue, equity or debt financings, license agreements for Phexxi in foreign markets, or other means, or is unable to obtain funding on terms favorable to the Company, or if the event of default under its existing debt arrangements is not cured or there is another event of default affecting the notes payable, there will be a material adverse effect on commercialization and development operations and the Company’s ability to execute its strategic development plan for future growth. If the Company cannot successfully raise additional funding and implement its strategic development plan, the Company may be forced to make further reductions in spending, including spending in connection with its commercialization activities, extend payment terms with suppliers, liquidate assets where possible at a potentially lower amount than as recorded in the condensed consolidated financial statements, suspend or curtail planned operations or cease operations entirely. Any of these could materially and adversely affect the Company’s liquidity, financial condition and business prospects, and the Company would not be able to continue as a going concern. The Company has concluded that these circumstances and the uncertainties associated with the Company’s ability to obtain additional equity or debt financing on terms that are favorable to the Company, or at all, and otherwise succeed in its future operations raise substantial doubt about the Company’s ability to continue as a going concern.

1. Description of Business and Basis of Presentation

Description of Business

Evofem is a San Diego-based, commercial-stage biopharmaceutical company committed to developing and commercializing innovative products to address unmet needs in women’s sexual and reproductive health.

The Company’s first commercial product, Phexxi® (lactic acid, citric acid, and potassium bitartrate) vaginal gel (Phexxi), was approved by the Food and Drug Administration (FDA) on May 22, 2020 and is the first and only FDA-approved, hormone-free, woman-controlled, on-demand prescription contraceptive gel for women. The Company commercially launched Phexxi in September 2020.

Until October 2022, the Company was developing EVO100 for the prevention of urogenital chlamydia and gonorrhea in women. Based on the positive, statistically significant outcomes of a Phase 2B/3 trial (AMPREVENCE), the Company initiated a Phase 3 clinical trial (EVOGUARD) to evaluate EVO100 for these potential indications in 2020. On October 11, 2022, the Company reported that EVOGUARD did not achieve its efficacy endpoints. The Company has discontinued investment in this development program. We remain focused on continuing to meet the unmet contraceptive need of millions of women with Phexxi.

Basis of Presentation and Principles of Consolidation

The Company prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States (GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC) related to annual reports on Form 10-K. The Company’s financial statements are presented on a consolidated basis, which include the accounts of the Company and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

Risks, Uncertainties and Going Concern

The Company is susceptible to risks and uncertainties associated with the COVID-19 pandemic, which is affecting its employees, customers, communities, and business operations, as well as the U.S. and global economies and financial markets.

Any disruptions in the commercialization of Phexxi and/or its supply chain could have a material adverse effect on its business, results of operations and financial condition. The full extent to which the ongoing COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and/or financial condition will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19, the success of ongoing COVID-19 vaccination efforts, the emergence, prevalence and strength of variant strains, actions taken to contain or treat the disease, as well as the economic impact on local, regional, national and international markets. The COVID-19 pandemic slowed the Company’s ability to generate product sales of Phexxi due to reduced access to medical offices and HCPs.

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities, in the normal course of business, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.

The Company’s principal operations have been related to research and development, including the development of Phexxi, and to its commercially related sales and marketing efforts. Additional activities have included raising capital, recruiting personnel and establishing and maintaining a corporate infrastructure to support a commercial product. The Company has incurred operating losses and negative cash flows from operating activities since inception. As of December 31, 2022, the Company had cash and cash equivalents of $2.8 million and $0.9 million in restricted cash from the Adjuvant Notes (as defined in Note 5- Debt) that is available for use, a working capital deficit of $81.1 million and an accumulated deficit of $938.7 million.

In October 2022, the Company reported that EVOGUARD did not achieve its efficacy endpoints. The Company has discontinued investment in this development program. In March 2023, the Company received a Notice of Event of Default and Reservation of Rights (the Notice of Default) from Baker Bros claiming that the Company has failed to maintain the required shares reserved amount per the Third Baker Amendment as defined in Note 5- Debt. In addition, the Notice of Default resulted in a cross default under all outstanding debt.

Management’s plans to meet its cash flow needs in the next 12 months include generating recurring product revenue, restructuring its current payables, curing the event of default under its debt arrangements, and obtaining additional funding such as through the issuance of its capital stock, non-dilutive financings, or through collaborations or partnerships with other companies, including license agreements for Phexxi in foreign markets.

The Company’s common stock began trading on the OTCQB® Venture Market (the OTCQB) of the OTC Markets Group, Inc., a centralized electronic quotation service for over-the-counter securities, effective October 3, 2022 under the symbol “EVFM.” While the Company’s common stock was previously listed on the Nasdaq Capital Market (Nasdaq) under the symbol “EVFM”, on August 11, 2022, it was suspended from trading on the Nasdaq due to noncompliance with the Nasdaq’s minimum bid price requirement. On October 26, the Company’s common stock was formally delisted from Nasdaq. The delisting of the Company’s shares from Nasdaq makes shares of the Company’s common stock less liquid and makes it more difficult for the Company to raise funds when and as needed to fund its operations.

The Company has recognized limited revenues since the launch of Phexxi in September 2020 and anticipates it will continue to incur net losses for the foreseeable future. According to management estimates, liquidity resources as of December 31, 2022 are not sufficient to maintain the Company’s cash flow needs for the twelve months from the date of issuance of these consolidated financial statements.

If the Company is not able to obtain the required funding, through a significant increase in revenue, equity or debt financings, license agreements for Phexxi in foreign markets, or other means, or is unable to obtain funding on terms favorable to the Company, or if the event of default under its existing debt arrangements is not cured or there is another event of default affecting the notes payable, there will be a material adverse effect on commercialization and development operations, seek bankruptcy protection, and the Company’s ability to execute its strategic development plan for future growth. If the Company cannot successfully raise additional funding and implement its strategic development plan, the Company may be forced to make further reductions in spending, including spending in connection with its commercialization activities, extend payment terms with suppliers, liquidate assets where possible at a potentially lower amount than as recorded in the consolidated financial statements, suspend or curtail planned operations or cease operations entirely. Any of these could materially and adversely affect the Company’s liquidity, financial condition and business prospects, and the Company would not be able to continue as a going concern. The Company has concluded that these circumstances and the uncertainties associated with the Company’s ability to obtain additional equity or debt financing on terms that are favorable to the Company, or at all, and otherwise succeed in its future operations raise substantial doubt about the Company’s ability to continue as a going concern.